Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables
Schedule of trade receivables

	As of December 31,
in 000€	2023	2022	2021
Trade receivables	53,505	51,443	42,814
Allowance for doubtful accounts	(807)	(400)	(1,273)
Total	52,698	51,043	41,541

Schedule of impairment loss (reversal of impairment loss) on trade receivables in 000€
At January 1, 2021	(1,475)
Addition	(689)
Usage	259
Reversal	632
At December 31, 2021	(1,273)
Addition	(517)
Usage	483
Reversal	906
At December 31, 2022	(400)
Addition	(706)
Usage	122
Reversal	177
At December 31, 2023	(807)